Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss	$ (928)	$ (15,383)
Weighted-average common shares outstanding - basic	11,525,384	6,958,570
Weighted-average common shares outstanding - diluted	11,525,384	6,958,570
Net loss per share attributable to Fusemachines Inc. common stockholders - basic	$ (0.08)	$ (2.21)
Net loss per share attributable to Fusemachines Inc. common stockholders - diluted	$ (0.08)	$ (2.21)